RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule Of Transaction With Related Parties
Transactions with related parties:

	Year ended December 31,
	2015	2016	2017

Revenues	$56	$95	$173
Cost of revenues	$3,343	$3,561	$2,160

Research and development expenses	$1,465	$1,093	$1,063

Selling and marketing expenses	$737	$733	$813

General and administrative expenses	$606	$1,109	$995
Purchase of property and equipment	$51	$1,019	$224

Schedule Of Balances With Related Parties	Balances with related parties:
	December 31,
	2016	2017

Trade payables, other accounts payable and accrued expenses	$1,209	$363
Trade Receivables	$-	$49